COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expenses

		Year Ended December 31,
Lease cost	Classification	2019
Operating lease cost
Amortization of leased assets	Depreciation, amortization	$1,368,941
Interest on lease liabilities	Interest expense	2,387,985
Net lease cost		$3,756,926

Lease Term and Discount Rate	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	21
Weighted-average discount rate (%)
Operating leases	7%

Year Ended December 31,
Other information	2019
Cash paid for amount included in the measurement of lease liabilities
Operating cash flows from operating leases	$(3,067,901)

Schedule of future minimum payments required under the operating lease

USD
Year ended December 31,
2020	$2,064,709
2021	2,621,560
2022	1,842,883
2023	2,222,844
2024	1,860,086
2025 and later	33,869,596
Total minimum lease payments	44,481,678
Less: Amount representing interest	(21,140,989)
Present value of net minimum lease payments	$23,340,689
Current portion	452,740
Non-current portion	22,887,949